NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - 7.0% DEBENTURES (DETAILS) (USD $)			0 Months Ended		1 Months Ended
	Dec. 31, 2011	May 04, 2010	May 05, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Nov. 13, 2009 Convertible Subordinated, 7.0 Percent Debentures [Member]	May 31, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Feb. 28, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2011 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	May 04, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Oct. 31, 2009 Maximum [Member] Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2011 Minimum [Member] Convertible Subordinated, 7.0 Percent Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 176,500,000						$ 293,000,000
Proceeds From Issuance of Convertible Long Term Debt				172,000,000	49,400,000	61,400,000
Debt Instrument, Increase, Additional Borrowings					52,500,000	64,000,000
Unamortized Debt Issuance Expense							1,600,000	1,900,000
Conversion Rate Per $1000 Principal Amount of 7.0% Convertible Debentures, Shares	182.1494
Par Value of Each 7.0% Convertible Debenture	1,000
Debt Instrument, Convertible, Conversion Price	$ 5.49
Percentage of Principal Amount Outstanding, Held											50.00%
Closing Market Price of Common Stock		$ 5.81
Effective Conversion Price									$ 5.17
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 4,000,000